Borrowing and Credit Agreements - Debt Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 1,197
2017	1,113
2018	3,521
2019	1,266
2020	3,224
Thereafter	17,373
Total debt	$ 27,694	$ 12,992